PROPERTY AND EQUIPMENT (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation allocated to production of inventory	$ 874,644	$ 825,783	$ 479,490
Depreciation allocated to operating expense	$ 93,564	150,224	$ 92,700
Computer Software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ 150,000